Fair Value Measurements (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds (included in cash equivalents)	$39,181	$39,181	$—	$—
Total assets	$39,181	$39,181	$—	$—
Liabilities:
Warrant liabilities	$9,260	$—	$—	$9,260
Contingent value right liability	$395,400	$—	$—	$395,400
Total liabilities	$404,660	$—	$—	$404,660

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds (included in cash equivalents)	$41,161	$41,161	$—	$—
Total assets	$41,161	$41,161	$—	$—
Liabilities:
Warrant liabilities	$6,394	$—	$—	$6,394
Contingent value right liability	$358,600	$—	$—	$358,600
Forward contract liabilities	$28,307	$—	$28,307	$—
Total liabilities	$393,301	$—	$28,307	$364,994
There were no transfers within the fair value hierarchy during the six months ended June 30, 2024 or year ended December 31, 2023.
Cash, Cash Equivalents, and Restricted Cash
As of June 30, 2024 and December 31, 2023, money market funds were classified as cash and cash equivalents on the accompanying consolidated balance sheets as they mature within 90 days from the date of purchase.
As of June 30, 2024, the Company had restricted cash balances relating to secured letters of credit in connection with its real estate leases. Short-term restricted cash is included within prepaid expenses and other current assets in the consolidated balance sheets. The Company’s consolidated statements of cash flows include the following as of June 30, 2024 and 2023 (in thousands):

	June 30,
	2024	2023
Cash and cash equivalents	$87,227	$112,027
Short-term restricted cash	—	1,600
Long-term restricted cash	1,669	1,377
Total cash, cash equivalents, and restricted cash	$88,896	$115,004
Warrants to Purchase Common Stock
In December 2019, the Company issued warrants to purchase common stock in connection with a private placement, or the 2019 Warrants. Pursuant to the terms of the 2019 Warrants, the Company could be required to settle the 2019 Warrants in cash in the event of certain acquisitions of the Company and, as a result, the 2019 Warrants are required to be measured at fair value and reported as a liability on the balance sheet. On December 20, 2022, the Company amended the terms of the outstanding 2019 Warrants held by certain members of the Board of Directors, or the Amended 2019 Warrants, to remove the cash settlement provision. As a result, the Amended 2019 Warrants were remeasured at fair value on December 20, 2022 and reclassified from a liability to equity on the balance sheet. See Note 12 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 for further discussion on the equity-classified Amended 2019 Warrants.
In April 2022, the Company issued warrants in connection with an underwritten offering, or the 2022 Warrants. Pursuant to the terms of the 2022 Warrants, the Company could be required to settle the 2022 Warrants in cash in the event of an acquisition of the Company under certain circumstances and, as a result, the 2022 Warrants are required to be measured at fair value and reported as a liability on the balance sheet.
The Company recorded the fair value of the 2019 Warrants and the 2022 Warrants upon issuance using the Black-Scholes valuation model and is required to revalue the 2019 Warrants and the 2022 Warrants at each reporting date, with any changes in fair value recorded in the statement of operations and comprehensive income (loss). The valuations of the 2019 Warrants and the 2022 Warrants are classified as Level 3 of the fair value hierarchy due to the need to use assumptions in the valuations that are both significant to the fair value measurement and unobservable, including the stock price volatility and the expected life of the 2019 Warrants and the 2022 Warrants. Generally, increases (decreases) in the fair value of the underlying stock and estimated term would result in a directionally similar impact to the fair value measurement.
The estimated fair values of the 2019 Warrants and the 2022 Warrants were determined using the following inputs to the Black-Scholes simulation valuation:
Estimated fair value of the underlying stock. The Company estimates the fair value of the common stock based on the closing stock price at the end of each reporting period.
Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury at the valuation date commensurate with the expected remaining life assumption.
Dividend rate. The dividend rate is based on the historical rate, which the Company anticipates will remain at zero.
Expected life. The expected life of the 2019 Warrants and the 2022 Warrants is assumed to be equivalent to their remaining contractual terms which expire on December 23, 2024 and April 11, 2027, respectively.
Volatility. The Company estimates stock price volatility based on the Company’s historical volatility for a period of time commensurate with the expected remaining life of the warrants.
A summary of the Black-Scholes pricing model assumptions used to record the fair value of the 2019 Warrants liability is as follows:

	June 30, 2024	December 31, 2023
Risk-free interest rate	5.33%	4.79%
Dividend yield	—	—
Expected life (in years)	0.49	0.98
Expected volatility	110.52%	83.67%
A summary of the Black-Scholes pricing model assumptions used to record the fair value of the 2022 Warrants liability is as follows:

	June 30, 2024	December 31, 2023
Risk-free interest rate	4.52%	4.01%
Dividend yield	—	—
Expected life (in years)	2.78	3.28
Expected volatility	87.23%	84.09%
The following table reflects a roll-forward of fair value for the Company’s Level 3 warrant liabilities (see Note 11 to these unaudited consolidated financial statements) for the six months ended June 30, 2024 (in thousands):

Warrant liabilities
Fair value as of December 31, 2023	$6,394
Change in fair value	2,866
Fair value as of June 30, 2024	$9,260
Contingent Value Right
On December 6, 2023, as contemplated by the Merger Agreement, the Company entered into a contingent value rights agreement, or the CVR Agreement, pursuant to which each holder of common stock or a 2022 Warrant as of December 4, 2023 was distributed a CVR, issued by the Company for each share of common stock held directly or underlying a 2022 Warrant held by such holder as of December 4, 2023. Holders of warrants other than the 2022 Warrants will be entitled to receive, upon exercise of such warrants and in accordance with the terms of the warrants, one CVR per each share of common stock underlying such warrants.
Each CVR entitles its holder to distributions of the following, pro-rated on a per-CVR basis, during the period ending on the date on which the Royalty Term (as defined in the Sobi License) ends, or the Termination Date:
•
100% of all milestone payments, royalties and other amounts paid to the Company or its controlled affiliates, or the Company Entities, under the Sobi License or, following certain terminations of the Sobi License, any agreement a Company Entity enters into that provides for the development and commercialization of SEL-212; and

•
100% of all cash consideration and the actual liquidation value of any and all non-cash consideration of any kind that is paid to or is actually received by any Company Entity prior to the Termination Date pursuant to an agreement relating to a sale, license, transfer or other disposition of any transferable asset of the Company existing as of immediately prior to the Merger, other than those exclusively licensed under the Sobi License or which the Company Entities are required to continue to own in order to comply with the Sobi License.

The distributions in respect of the CVRs will be made on a semi-annual basis, and will be subject to a number of deductions, subject to certain exceptions or limitations, including for (i) certain taxes payable on the proceeds subject to the CVR distribution, (ii) certain out of pocket costs incurred by the Company Entities, including audit and accounting fees incurred in connection with reporting obligations relating to the CVRs and other expenses incurred in the performance of their obligations and other actions under the CVR Agreement, (iii) a fixed semi-annual amount of $0.75 million for general and administrative overhead, (iv) payments made and remaining obligations on lease liabilities of Selecta immediately prior to the Merger and (v) amounts paid and remaining obligations with regard to the Xork product candidate. Each of the deductions described in (iv) and (v) will be made only if certain milestone payments under the Sobi License are made and are also subject to certain adjustments as contemplated in the CVR Agreement. Upon the achievement of a development milestone in June 2024, Sobi became obligated to make a $30.0 million payment to the Company and made such payment in July 2024. The proceeds from this payment, net of deductions specified in the CVR Agreement, is expected to be included in the next scheduled distribution to the holders of the CVR in March 2025.
The CVRs represent financial instruments that are accounted for under the fair value option election in ASC 825, Financial Instruments, or ASC 825. Under the fair value option election, the CVRs are initially measured at the aggregate estimated fair value of the CVRs and will be subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The liability was recorded at the date of approval, November 13, 2023, as a dividend. The estimated fair value of the CVR liability was determined using a discounted cash flow methodology as of December 31, 2023 and a Monte Carlo simulation model as of June 30, 2024 to estimate future cash flows associated with the legacy assets, including the expected milestone and royalty payments under the Sobi License, net of deductions. Changes in fair value of the CVR liability are presented in the consolidated statements of operations and comprehensive income (loss). The liability value is based on significant inputs not observable in the market such as estimated cash flows, estimated probabilities of success, expected volatility of future revenues (Monte Carlo simulation model) and risk-adjustment discount rates (discounted cash flow methodology), which represent a Level 3 measurement within the fair value hierarchy. The significant inputs used to estimate the fair value of the CVR liability, which represented a financial instrument being accounted for under the fair value option, were as follows:

June 30, 2024
Estimated cash flow dates	2024-2038
Estimated probability of success	95.0% - 100.0%
Expected volatility of future revenues	22.0%

December 31, 2023
Estimated cash flow dates	2024 - 2038
Estimated probability of success	95.0%
Risk-adjusted discount rate	13.7%
The following table reflects a roll-forward of fair value for the Company's Level 3 CVR liability for the six months ended June 30, 2024 (in thousands):

CVR liability
Fair value as of December 31, 2023	$358,600
Change in fair value	36,800
Fair value as of June 30, 2024	$395,400
Forward Contract Liabilities
Merger Consideration
In connection with the Merger, the Company entered into a contract for the issuance of 384,930.724 shares of Series A Preferred Stock as part of the consideration transferred. The fair value of the forward contract at the Closing Date was $155.3 million. The non-cash settlement of this liability occurred on December 5, 2023 with the issuance of the Series A Preferred Stock for $261.8 million.
November 2023 Private Placement
The Company entered into a contract for the issuance of 149,330.115 shares of Series A Preferred Stock as part of the November 2023 Private Placement which was settled in multiple tranches. The Company determined the obligation to issue 148,710.488 shares of Series A Preferred Stock to Dr. Timothy A. Springer, a member of the
Company’s Board of Directors, and TAS Partners LLC, an affiliate of Dr. Springer, represented a forward contract. See Note 10. The initial fair value of the forward contract liability on November 13, 2023 was insignificant as the fair value of the underlying Series A Preferred Stock was equal to the purchase price of the Series A Preferred Stock as agreed upon in the November 2023 Private Placement. Subsequent measurement of the fair value of the forward contract liability was based on the market price of the Company’s common stock, which represented the redemption and conversion value of the Series A Preferred Stock, less the purchase price, on an as-converted basis. The non-cash settlement of a portion of the liability occurred on December 13, 2023 with the issuance of the first tranche of the Series A Preferred Stock for $14.8 million. The non-cash settlement of the remaining second and third tranches occurred on January 12, 2024 and February 11, 2024, respectively, for a total of $35.2 million.
The following table presents changes in the forward contract liabilities for the periods presented (in thousands):

Forward contract liabilities
Fair value as of December 31, 2023	$28,307
Settlements	(35,197)
Change in fair value	6,890
Fair value as of June 30, 2024	$—
Fair Value Measurements
The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and 2022 (in thousands):

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds (included in cash equivalents)	$41,161	$41,161	$—	$—
Total assets	$41,161	$41,161	$—	$—

Liabilities:
Warrant liabilities	$6,394	$—	$—	$6,394
Contingent value right liability	358,600	—	—	358,600
Forward contract liabilities	28,307	—	28,307	—
Total liabilities	$393,301	$—	$28,307	$364,994

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds (included in cash equivalents)	$53,552	$53,552	$—	$—
Marketable securities:
U.S. government agency securities and treasuries	13,557	—	13,557	—
Corporate bonds	1,951	—	1,951	—
Commercial paper	12,656	—	12,656	—
Total assets	$81,716	$53,552	$28,164	$—

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liabilities	$19,140	$—	$—	$19,140
Total liabilities	$19,140	$—	$—	$19,140
There were no transfers within the fair value hierarchy during the years ended December 31, 2023 or 2022.
Cash, Cash Equivalents, and Restricted Cash
As of December 31, 2023 and 2022, money market funds were classified as cash and cash equivalents on the accompanying consolidated balance sheets as they mature within 90 days from the date of purchase.
As of December 31, 2023, the Company had restricted cash balances relating to a secured letter of credit in connection with its lease for the Company’s prior headquarters (see Note 9 included elsewhere in this Annual Report). Short-term restricted cash is included within prepaid expenses and other current assets in the consolidated balance sheets. The Company’s consolidated statement of cash flows includes the following as of December 31, 2023, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2023	2022	2021
Cash and cash equivalents	$76,911	$106,438	$114,057
Short-term restricted cash	—	289	—
Long-term restricted cash	1,377	1,311	1,379
Total cash, cash equivalents, and restricted cash	$78,288	$108,038	$115,436
Marketable Securities
No marketable securities were held as of December 31, 2023. Marketable securities held as of December 31, 2022 and classified as Level 2 within the valuation hierarchy consist of U.S. government agency securities and treasuries, corporate bonds and commercial paper. Marketable securities represent holdings of available-for-sale marketable debt securities in accordance with the Company’s investment policy. The Company estimates the fair value of these marketable securities by taking into consideration valuations that include market pricing based on real-time trade data for the same or similar securities, and other observable inputs. The amortized cost of available-for-sale debt securities is adjusted for amortization of premiums and accretion of discounts to the earliest call date for premiums or to maturity for discounts.
Warrants to Purchase Common Stock
In December 2019, the Company issued warrants to purchase common stock in connection with a private placement, or the 2019 Warrants. Pursuant to the terms of the 2019 Warrants, the Company could be required to settle the 2019 Warrants in cash in the event of certain acquisitions of the Company and, as a result, the common warrants are required to be measured at fair value and reported as a liability on the balance sheet. On December 20, 2022, the Company amended the terms of the outstanding 2019 Warrants held by certain members of its Board of Directors, or the Amended 2019 Warrants, to remove the cash settlement provision. As a result, the Amended 2019 Warrants were remeasured at fair value on December 20, 2022 and reclassified from a liability to equity on the balance sheet. Refer to Note 12 for further discussion on the equity-classified Amended 2019 Warrants.
In April 2022, the Company issued warrants in connection with an underwritten offering, or the 2022 Warrants. Pursuant to the terms of the 2022 Warrants, the Company could be required to settle the 2022 Warrants in cash in the event of an acquisition of the Company under certain circumstances and, as a result, the 2022 Warrants are required to be measured at fair value and reported as a liability on the balance sheet.
The Company recorded the fair value of the 2019 Warrants and the 2022 Warrants upon issuance using the Black-Scholes valuation model and is required to revalue the 2019 Warrants and the 2022 Warrants at each reporting date, with any changes in fair value recorded in the statement of operations and comprehensive income
(loss). The valuations of the 2019 Warrants and the 2022 Warrants are classified as Level 3 of the fair value hierarchy due to the need to use assumptions in the valuations that are both significant to the fair value measurement and unobservable, including the stock price volatility and the expected life of the 2019 Warrants and the 2022 Warrants. Generally, increases (decreases) in the fair value of the underlying stock and estimated term would result in a directionally similar impact to the fair value measurement. The changes in the fair values of the warrants are reflected in the statement of operations and comprehensive income (loss) for the years ended December 31, 2023, 2022 and 2021.
The estimated fair values of the 2019 Warrants and the 2022 Warrants were determined using the following inputs to the Black-Scholes simulation valuation:
Estimated fair value of the underlying stock. The Company estimates the fair value of the common stock based on the closing stock price at the end of each reporting period.
Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury at the valuation date commensurate with the expected remaining life assumption.
Dividend rate. The dividend rate is based on the historical rate, which the Company anticipates will remain at zero.
Expected life. The expected life of the 2019 Warrants and the 2022 Warrants is assumed to be equivalent to their remaining contractual terms which expire on December 23, 2024 and April 11, 2027, respectively.
Volatility. The Company estimates stock price volatility based on the Company’s historical volatility for a period of time commensurate with the expected remaining life of the warrants.
A summary of the Black-Scholes pricing model assumptions used to record the fair value of the 2019 Warrants liability is as follows:

	December 31,
	2023	2022
Risk-free interest rate	4.79%	4.74%
Dividend yield	—	—
Expected life (in years)	0.98	1.98
Expected volatility	83.67%	79.92%
A summary of the Black-Scholes valuation model assumptions used to record the fair value of the 2022 Warrants liability is as follows:

	December 31,
	2023	2022
Risk-free interest rate	4.01%	4.22%
Dividend yield	—	—
Expected life (in years)	3.28	4.28
Expected volatility	84.09%	98.05%
The following table reflects a roll-forward of fair value for the Company’s Level 3 warrant liabilities (see Note 12), for the year ended December 31, 2023 (in thousands):

Warrant liabilities
Fair value as of December 31, 2022	$19,140
Change in fair value	(12,746)
Fair value as of December 31, 2023	$6,394
Contingent Value Right
On December 6, 2023, as contemplated by the Merger Agreement, the Company entered into the CVR Agreement, pursuant to which each holder of common stock as of December 4, 2023 or a 2022 Warrant was distributed a CVR, issued by the Company for each share of common stock held directly or underlying a 2022 Warrant held by such holder as of December 4, 2023. Holders of warrants other than the 2022 Warrants will be entitled to receive, upon exercise of such warrants and in accordance with the terms of the warrants, one CVR per each share of common stock underlying such warrants.
Each CVR entitles its holder to distributions of the following, pro-rated on a per-CVR basis, during the period ending on the date on which the Royalty Term (as defined in the Sobi License) ends, or the Termination Date:
•
100% of all milestone payments, royalties and other amounts paid to the Company or its controlled affiliates, or the Company Entities, under the Sobi License or, following certain terminations of the Sobi License, any agreement a Company Entity enters into that provides for the development and commercialization of SEL-212; and

•
100% of all cash consideration and the actual liquidation value of any and all non-cash consideration of any kind that is paid to or is actually received by any Company Entity prior to the Termination Date pursuant to an agreement relating to a sale, license, transfer or other disposition of any transferable asset of the Company existing as of immediately prior to the Merger, other than those exclusively licensed under the Sobi License or which the Company Entities are required to continue to own in order to comply with the Sobi License.

The distributions in respect of the CVRs will be made on a semi-annual basis, and will be subject to a number of deductions, subject to certain exceptions or limitations, including for (i) certain taxes payable on the proceeds subject to the CVR distribution, (ii) certain out of pocket costs incurred by the Company Entities, including audit and accounting fees incurred in connection with reporting obligations relating to the CVRs and other expenses incurred in the performance of their obligations and other actions under the CVR Agreement, (iii) a fixed semi-annual amount of $0.75 million for general and administrative overhead, (iv) payments made and remaining obligations on lease liabilities of Selecta immediately prior to the Merger and (v) amounts paid and remaining obligations with regard to the Xork product candidate. Each of the deductions described in (iv) and (v) will be made only if certain milestone payments under the Sobi License are made and are also subject to certain adjustments as contemplated in the CVR Agreement.
The CVRs represent financial instruments that are accounted for under the fair value option election in ASC 825, Financial Instruments. Under the fair value option election, the CVRs are initially measured at the aggregate estimated fair value of the CVRs and will be subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The liability was recorded at the date of approval, November 13, 2023, as a dividend. The estimated fair value of the CVR liability was determined using the discounted cash flow method to estimate future cash flows associated with the legacy assets, including the expected milestone and royalty payments under the Sobi License, net of deductions. Changes in fair value of the CVR liability are presented in the consolidated statements of operations and comprehensive income (loss). The liability value is based on significant inputs not observable in the market such as estimated cash flows, estimated probabilities of success, and risk-adjustment discount rates, which represent a Level 3 measurement within the fair value hierarchy. The significant inputs used to estimate the fair value of the CVR liability, which represented a financial instrument being accounted for under the fair value option, were as follows:

	December 31, 2023	At Issuance November 13, 2023
Estimated cash flow dates	2024 - 2038	2024 - 2038
Estimated probability of success	95.0%	95.0%
Risk-adjusted discount rate	13.7%	14.4%
The following table reflects a roll-forward of fair value for the Company's Level 3 CVR liability for the year ended December 31, 2023 (in thousands):

CVR liability
Fair value as of December 31, 2022	$—
Issuances	340,300
Change in fair value	18,300
Fair value as of December 31, 2023	$358,600
Forward Contract Liabilities
Merger Consideration
In connection with the Merger, the Company entered into a contract for the issuance of 384,930.724 shares of Series A Preferred Stock as part of the consideration transferred. The fair value of the forward contract at the Closing Date (defined below) was $155.3 million. The non-cash settlement of this liability occurred on December 5, 2023 with the issuance of the Series A Preferred Stock for $261.8 million.
November 2023 Private Placement
The Company entered into a contract for the issuance of 149,330.115 shares of Series A Preferred Stock as part of the November 2023 Private Placement which was settled in multiple tranches. The Company determined the obligation to issue 148,710.488 shares of Series A Preferred Stock to Dr. Timothy A. Springer, a member of the Company’s Board of Directors, and TAS Partners LLC, an affiliate of Dr. Springer, represented a forward contract. See Note 11. The fair value of the forward contract liability on November 13, 2023 was insignificant as the fair value of the underlying Series A Preferred Stock was equal to the purchase price of the Series A Preferred Stock as agreed upon in the November 2023 Private Placement. The non-cash settlement of a portion of the liability occurred on December 13, 2023 with the issuance of the first tranche of the Series A Preferred Stock for $14.8 million.
The following table presents changes in the forward contract liabilities for the periods presented (in thousands):

Forward contract liabilities
Fair value as of December 31, 2022	$—
Issuances	155,308
Settlements	(276,601)
Change in fair value	149,600
Fair value as of December 31, 2023	$28,307